Note 5 - ACL on LHFI	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Allowance for Credit Losses [Text Block]

Note 5. ACL on LHFI

(in thousands)

The Company’s ACL methodology for LHFI is based upon guidance within ASC Subtopic 326-20 as well as applicable regulatory guidance. The ACL is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Credit quality within the LHFI portfolio is regularly monitored by Management and is reflected within the ACL for loans. The ACL is an estimate of expected losses inherent within the Company’s existing LHFI portfolio. The ACL for LHFI is adjusted through the PCL, LHFI and reduced by the charge off of loan amounts, net of recoveries.

The methodology for estimating the amount of expected credit losses reported in the ACL has two basic components: a collective, or pooled, component for estimated expected credit losses for pools of loans that share similar risk characteristics, and an asset-specific component involving individual loans that do not share risk characteristics with other loans and the measurement of expected credit losses for such individual loans. In estimating the ACL for the collective component, loans are segregated into loan pools based on loan product types and similar risk characteristics.

The loans secured by real estate segment includes loans for both commercial and residential properties. The underwriting process for these loans includes analysis of the financial position and strength of both the borrower and guarantor, experience with similar projects in the past, market demand and prospects for successful completion of the proposed project within the established budget and schedule, values of underlying collateral, availability of permanent financing, maximum loan-to-value ratios, minimum equity requirements, acceptable amortization periods and minimum debt service coverage requirements, based on property type. The borrower’s financial strength and capacity to repay their obligations remain the primary focus of underwriting. Financial strength is evaluated based upon analytical tools that consider historical and projected cash flows and performance in addition to a financial analysis of any proposed project. Additional support offered by guarantors is also considered. Ultimate repayment of these loans is sensitive to interest rate changes, general economic conditions, liquidity and availability of long-term financing.

The business loan segment includes loans within the Company’s geographic markets made to many types of businesses for various purposes, such as short term working capital loans that are usually secured by accounts receivable and inventory and term financing for equipment and fixed asset purchases that are secured by those assets. The Company’s credit underwriting process for commercial and industrial loans includes analysis of historical and projected cash flows and performance, evaluation of financial strength of both borrowers and guarantors as reflected in current and detailed financial information and evaluation of underlying collateral to support the credit.

The consumer LHFI portfolio segment is comprised of loans that are centrally underwritten based on a credit scoring system as well as an evaluation of the borrower’s repayment capacity, credit, and collateral. Property appraisals are obtained to assist in evaluating collateral. Loan-to value and debt-to-income ratios, loan amount, and lien position are also considered in assessing whether to originate a loan. These borrowers are particularly susceptible to downturns in economic trends such as conditions that negatively affect housing prices and demand and levels of unemployment.

The following table provides a description of each of the Company’s portfolio segments, loan classes, loan pools and the ACL methodology and loss drivers:

Portfolio Segment	Loan Class	Methodology	Loss Drivers
Loans secured by real estate
	Land Development and Construction	Loss Rate	CRE Price Index, Real GDP, US Unemployment
	Farmland	Loss Rate	CRE Price Index, Real GDP, US Unemployment
	1-4 Family Mortgages	Loss Rate	CRE Price Index, Real GDP, US Unemployment
	Commercial Real Estate	Loss Rate	CRE Price Index, Real GDP, US Unemployment

Business loans
	Commercial and Industrial Loans	Loss Rate	US Unemployment, Nominal GDP
	Farm Production and Other Farm Loans	Loss Rate	US Unemployment, Nominal GDP

Consumer loans
	Consumer Loans	Loss Rate	Moody's Expected Consumer Credit Loss Model
	Credit Cards	WARM	Company loss history
	Overdraft	WARM	Company loss history

The Loss Rate model is designed to operate at the portfolio segment level. These segments are relatively homogenous groups of loans with similar characteristics. Based on the average inputs of each segment, the model then calculates both quarterly and lifetime loss rates for the entire segment by loan. The lifetime loss rate is then multiplied by the amortized cost of each loan within a class to get a quantitative reserve.

The Company chose the Weighted Average Remaining Maturity (“WARM”) method for two loan classes that are relatively non-complex. The WARM methodology factors in the remaining life of each applicable loan class that must be calculated to be used within the quantitative model.

The Company determined that reasonable and supportable forecasts could be made for a twelve-month period for all of its loan pools. To the extent the lives of the loans in the LHFI portfolio extend beyond this forecast period, the Company uses a reversion period of four quarters and reverts to the historical mean on a straight-line basis over the remaining life of the loans. The econometric models currently in production reflect segment or pool level sensitivities of probability of default to changes in macroeconomic variables. By measuring the relationship between defaults and changes in the economy, the quantitative reserve incorporates reasonable and supportable forecasts of future conditions that will affect the value of its assets, as required by FASB ASC Topic 326.

In addition to the items mentioned above, the Company incorporates qualitative factors into the ACL methodology, including the following:

●	Lending expertise
●	Risk tolerance measured through lending policy requirements
●	Quality of the loan review system
●	Changes in collateral valuations
●	External factors within the Company’s operating region, including economic conditions
●	Impact of competition

The qualitative reserve is calculated by taking the quantitative reserve rate and multiplying this rate by the qualitative factor (“Q-factor”) scalar. The Q-factor scalar takes the average of all the Q-factors selected for a specific loan class. Each Q-factor is given a rating between 0 to 100 basis points (“bps”), with the 0 being no risk to 100 bps being the highest risk impact. Each Q-factor is evaluated and adjusted quarterly using both internal and external reports and data.

The following table details activity in the ACL by portfolio segment for the twelve months ended December 31, 2023:

	Real	Business
	Estate	Loans	Consumer	Total
Beginning Balance, January 1, 2023	$4,154	$713	$397	$5,264
FASB ASU 2016-13 adoption adjustment	665	56	(86)	635
PCL	626	(189)	27	464
Chargeoffs	22	83	148	253
Recoveries	218	39	184	441
Net recoveries	(196)	44	(36)	(188)
Ending Balance December 31, 2023	$5,641	$536	$374	$6,551
Period end allowance allocated to:
Loans individually evaluated for impairment	$56	$-	$86	$142
Loans collectively evaluated for impairment	5,585	536	288	6,409
Ending Balance, December 31, 2023	$5,641	$536	$374	$6,551
December 31, 2023
Loans individually evaluated for specific impairment	$2,399	$1,404	$224	$4,027
Loans collectively evaluated for general impairment	528,755	92,080	17,166	638,001
	$531,154	$93,484	$17,390	$642,028

The following table details activity in the ACL by portfolio segment, based on the Company’s former allowance methodology prior to the adoption of ASC 326, for the twelve months ended December 31, 2022:

	Real	Business
	Estate	Loans	Consumer	Total
Beginning Balance, January 1, 2022	$3,622	$645	$246	$4,513
PCL	279	96	(251)	124
Chargeoffs	8	61	110	179
Recoveries	261	33	512	806
Net chargeoffs (recoveries)	(253)	28	(402)	(627)
Ending Balance December 31, 2022	$4,154	$713	$397	$5,264
Period end allowance allocated to:
Loans individually evaluated for impairment	$116	$-	$-	$116
Loans collectively evaluated for impairment	4,038	713	397	5,148
Ending Balance, December 31, 2022	$4,154	$713	$397	$5,264
December 31, 2022
Loans individually evaluated for specific impairment	$3,081	$196	$-	$3,277
Loans collectively evaluated for general impairment	469,776	96,808	15,730	582,314
	$472,857	$97,004	$15,730	$585,591

The Company recorded a PCL of $669 during 2023, as compared to a PCL of $124 recorded in 2022. The Company’s ACL model considers economic projections, primarily the national unemployment rate, recessionary risks, gross domestic product (GDP) and commercial real estate (CRE) price fluctuations.

The following table represents gross charge-offs by year of origination for the date presented:

							Revolving	Total Charge-
	2023	2022	2021	2020	2019	Prior	Loans	Offs
Gross Charge-Offs
December 31, 2023
Loans secured by real estate:
Commercial Real Estate	$-	$-	$-	$-	$5	$17	$-	$22
Total Real Estate Loans	-	-	-	-	5	17	-	22

Business Loans
Commercial and Industrial Loans	5	-	-	-	-	78	-	83
Total Business Loans	5	-	-	-	-	78	-	83

Total Consumer Loans	12	28	6	4	-	-	-	50

Total Credit Card	-	-	-	-	-	-	98	98

Total gross charge-offs	$17	$28	$6	$4	$5	$95	$98	$253

ACL for Off-Balance Sheet Credit Exposure

The Company maintains a separate ACL for Off-Balance Sheet Credit Exposure, which is included in the “Other liabilities” line item on the Consolidated Statements of Financial Condition. The Company estimates the amount of expected losses on off-balance sheet credit exposure by calculating a likelihood of funding over the contractual period for exposures that are not unconditionally cancellable by the Company and applying the loss factors used in the ACL on loans methodology described above to unfunded commitments for each loan type. No credit loss estimate is reported for off-balance-sheet credit exposures that are unconditionally cancellable by the Company.

The following table provides a roll-forward of the ACL for off-balance sheet credit exposure for the period presented:

For the Twelve Months
Ended December 31,
2023
ACL for off-balance sheet credit exposure:
Beginning balance	$-
FASB ASU 2016-13 adoption adjustment	677
PCL for off-balance sheet credit exposure	205
Ending Balance	$882

The Company recorded a PCL for off-balance sheet credit exposure for the twelve months ended December 31, 2023 of $205. The Company’s ACL model considers economic projections, primarily the national unemployment rate, recessionary risks, GDP and CRE price fluctuations. The provision during the year was primarily driven by increased recessionary risk due to inflationary pressures partially offset by a decrease in unfunded loan commitments.